UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09084
The Weiss Fund
(Exact name of registrant as specified in charter)
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
(Address of principal executive offices) (Zip code)
Jeffrey B. Wilson, Esq.
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
(Name and address of agent for service)
registrant’s telephone number, including area code: 561-515-8558
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

THE WEISS FUND

A LETTER FROM THE PRESIDENT	December 31, 2009
Dear Shareholder,
It is with great pleasure that I submit the Annual Report for the Weiss Treasury Only Money Market Fund, for the twelve months ended December 31, 2009.
The year 2009 will likely be remembered as the year of unprecedented government intervention in order to save the economy from falling into a 1930’s style depression. The bursting of the housing bubble, followed by the near breakdown of the financial system left the U.S. economy in a weakened state. While reflationary monetary and fiscal policy has led to a commensurate rebound in economic growth, these government support mechanisms are temporary. Only time will tell if recent growth will prove sustainable once government stimulus begins to fade.
Both the Federal Reserve and the private forecasting community are optimistic that the improvement in economic activity and financial conditions witnessed late in 2009 will continue. To be sure, recent trends in consumer spending, manufacturing new orders, and unemployment insurance claims point to the potential beginnings of an economic recovery, but there will be many speed bumps along the way. Credit restraint on the part of lenders and private sector borrowers will remain a major headwind to growth for some time to come. Indeed, sub-par economic growth typically follows economies plagued with housing and banking busts.
We credit policymakers for taking bold action to improve the functioning of financial markets. Unfortunately, government officials may soon find that an exit strategy is much harder to orchestrate than an entrance strategy when it comes to unconventional policy maneuvers. The Federal Reserve does not normally raise interest rates until unemployment has peaked and begins to trend meaningfully lower. Should history repeat itself this time around, an eventual move to raise short-term interest rates may very well be a 2011, not a 2010 event. Of course, the Fed has other options in its toolkit besides raising short-term interest rates in order to prevent untimely inflation, such as the raising of reserve requirements or the outright sale of securities in the open market. Our view is that the Fed may resort to unconventional measures of policy tightening sometime late this year before electing to raise short-term rates.
Economic uncertainty and overall market volatility during 2009 kept short-term U.S. Treasury securities in high demand throughout the year. In spite of the Federal Reserve’s efforts to discourage savings by maintaining interest rates at near zero levels, institutional and retail investor demand in the short-end of the U.S. Treasury market remained strong. Three-month Treasury bill yields averaged 0.14 percent for all of 2009, compared to 1.4 percent during 2008.
Faced with this unstable backdrop, our policy with respect to the management of the Fund was to keep the average weighted maturity of the Fund relatively long in our efforts to ‘lock-in’ favorable yields for as long as possible. This became much more challenging as the year progressed, as the risks of buying securities with interest rates negligibly higher than overnight investments became ever greater. The returns being offered in longer dated treasury bills offered little incentive to meaningfully extend the Fund’s average weighted maturity towards the latter part of the year. As such, the Fund’s average weighted maturity stood at 20 days as the year came to a close, after averaging between 30 to 50 days during most of the year.

As we look into 2010, how quickly interest rates begin to move higher will depend in large part on the sustainability of the current economic recovery, as well as the threat of unanticipated inflation given the record amount of monetary stimulus. If the economy is able to grow without the need of government support, short-term interest rates could begin to move higher quickly given their very depressed levels, allowing the Fund more flexibility.
On behalf of the Board and everyone at Weiss Capital Management, I would like to thank you for investing in the Weiss Treasury Only Money Market Fund. If you have any questions or require any further information on the Weiss Fund, I invite you call a Fund representative at 800.430.9617.

Sincerely,

/s/ Sharon A. Daniels Sharon A. Daniels
President
The Weiss Fund
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE WEISS FUND
FUND EXPENSE EXAMPLES (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009, to December 31, 2009.
ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,000.00	$1.11
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$1.12

*	Expenses are equal to the Fund’s annualized expense ratio of 0.22% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE WEISS FUND
PORTFOLIO HOLDINGS SUMMARY TABLE (Unaudited)
The U.S. Securities and Exchange Commission (SEC) requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments, is provided in compliance with such requirement.

% of Total
Security Type	Investments
U.S. Treasury Bill	20.6%
Repurchase Agreement	61.9%
Short-Term Investment	17.5%

100.0%

Portfolio holdings are subject to change at any time.

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, December 31, 2009

Description and Percentage of Net Assets	Par (000)	Value
U.S. Treasury Bills — 20.6%
0.203%, 03/18/2010 (Cost $19,991,556)	$20,000	$19,991,556

Repurchase Agreements — 61.8%
Fidelity Repurchase Agreement 0.000% due 01/04/10 (dated 12/31/09; proceeds $60,000,000, collateralized by $7,047,000 U.S. Treasury Bills, 0.000% due 02/11/10, valued at $7,046,160, collateralized by $53,768,000 U.S. Treasury Notes, 2.625%, due 06/30/14, valued at $54,153,840) (Cost $60,000,000)	60,000	60,000,000

	Shares
Short-Term Investment — 17.4%
BlackRock Liquidity Funds T-Fund — Institutional Shares (Cost $16,942,123)	16,942,123	16,942,123

Total Investments — 99.8% (Cost $96,933,679)*		96,933,679

See accompanying notes to financial statements.

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, December 31, 2009 (Continued)

Description and Percentage of Net Assets	Value
Other Assets in Excess of Liabilities — 0.2%
Dividend Payable	$(2,282)
Accrued Administrative Expense	(11,759)
Accrued Custody Expense	(3,835)
Accrued Legal Expense	(51,571)
Accrued Printing Expense	(7,276)
Accrued Transfer Agent Expense	(22,548)
Other Liabilities	(20,875)
Fund Share Receivable	250,000
Due from Advisor	64,427
Other Assets	20,523

214,804

Net Assets — 100.0% (Equivalent to $1.00 per share based on 97,148,881 shares of capital stock outstanding)	$97,148,483

Net Asset Value, Offering and Redemption Price Per Share ($97,148,483 / 94,148,881 shares outstanding)	$1.00

*	Aggregate cost for federal income tax purposes is substantially the same.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
See accompanying notes to financial statements.

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, December 31, 2009 (Concluded)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

			Level 2	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Funds	December 31, 2009	Quoted Price	Input	Input

U.S. Treasury Bill	$19,991,556	$—	$19,991,556	$—
Repurchase Agreement	60,000,000	—	60,000,000	—
Short Term Investment	16,942,123	16,942,123	—	—

Total Investments	$96,933,679	$16,942,123	$79,991,556	$—

See accompanying notes to financial statements.

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Operations
For the Year Ended December 31, 2009

Investment Income:
Interest	$413,084

Expenses:
Investment Advisory fees	721,494
Transfer agent fees	204,330
Legal fees	175,024
Administration fees	150,586
Trustees’ and Chief Compliance Officer fees	34,500
Registration and filing fees	33,607
Printing fees	27,856
Custodian fees	22,780
Audit fees	13,600
Insurance fees	7,423
Miscellaneous expenses	1,000

1,392,200
Less: expenses waived and reimbursed	(985,475)

Total expenses	406,725

Net investment income	6,359

Net increase in net assets resulting from operations	$6,359

See accompanying notes to financial statements.

THE WEISS FUND
Statements of Changes in Net Assets

	For the year ended	For the year ended
	December 31, 2009	December 31, 2008
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$6,359	$1,272,439

Net increase in net assets resulting from operations	6,359	1,272,439
Distributions:
From net investment income ($0.00 and $0.01 per share, respectively)	(6,359)	(1,272,439)
Capital share transactions:
Net increase (decrease) in net assets from capital share transactions	(89,940,474)	69,752,799

Total increase (decrease) in net assets	(89,940,474)	69,752,799
Net Assets
Beginning of year	187,088,957	117,336,158

End of year	$97,148,483	$187,088,957

See accompanying notes to financial statements.

THE WEISS FUND
Financial Highlights
For a share outstanding throughout each year

	Weiss Treasury Only Money Market Fund
	For the year ended December 31,
	2009		2008	2007	2006	2005
Net Asset Value, beginning of year:	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	0.00	*	0.01	0.04	0.04	0.02

Less Distributions:
From net investment income	(0.00)	*	(0.01)	(0.04)	(0.04)	(0.02)

Net Asset Value, end of year:	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.00	%*	1.09%	4.19%	4.22%	2.41%
Ratios/Supplemental Data:
Net assets, end of year (000)	$97,148		$187,089	$117,336	$126,559	$105,921
Ratio of expenses to average net assets[2,3,4]	0.28%		0.69%	0.71%	0.68%	0.68%
Ratio of net investment income to average net assets[5]	0.00	%*	0.96%	4.12%	4.16%	2.37%

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	Expense ratios before waivers and reimbursement of expenses for the years ended December 31, 2009, 2008, 2007, 2006 and 2005 would have been 0.96%, 0.95%, 0.99%, 0.99% and 0.96%, respectively.

[3]	From January 1, 2007 until May 10, 2007, the Manager voluntarily agreed to limit the Fund’s expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). Effective May 11, 2007, the Manager increased the expense limitation with respect to the Fund to an annual rate of 0.72% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund.

[4]	From January 1, 2008 until November 30, 2008, the Manager voluntarily agreed to limit the Fund’s expense ratio to 0.72% (exclusive of extraordinary and certain other expenses). Effective December 1, 2008, in addition to the expense limit of 0.72%, the Manager has undertaken to limit fund expenses to avoid creating negative total returns for shareholders. Such expense limitations may fluctuate daily and are voluntary and temporary, not contractual, and may be terminated by the Manager at any time without notice. The reduction in expenses pursuant to the undertaking, from January 1, 2009 through December 31, 2009, amounted to $632,226.

[5]	Net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 2009, 2008, 2007, 2006 and 2005 would have been (0.68)%, 0.70%, 3.84%, 3.85% and 2.09% respectively.

*	Net investment income and distributions are less than $0.005 per share. Total return and ratio of net investment income to average net assets are less than 0.005%.
See accompanying notes to financial statements.

THE WEISS FUND
Notes to the Financial Statements
December 31, 2009

1.	Fund Organization
The Weiss Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the “Fund”). The Fund commenced operations on June 28, 1996.
The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund’s investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Portfolio Valuation: The Fund’s securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant accretion or amortization to maturity of any applicable discount or premium.
Security Transactions and Investment Income:
Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund’s expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund’s assets, less accrued expenses.
Dividends and Distributions to Shareholders:
Dividends from the Fund’s net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2009 and 2008 was ordinary income.
Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These differences, which have no impact on the net asset value of the Fund, are

THE WEISS FUND
Notes to the Financial Statements
(Continued)
primarily attributable to certain differences in computation of distributable income and capital gains.
Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (2006 — 2009) and has concluded that no provision for Federal income tax is required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller’s agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust’s Custodian, PFPC Trust Company, receives and holds collateral. If the value of the collateral falls below the required amount of collateral, the Trust will require the seller to deposit additional collateral.

3.	Investment Manager, Distributor, Administrator, and Other Related Party Transactions
Weiss Capital Management, Inc. (the “Manager”) serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund’s investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. Effective December 1, 2008 the Manager agreed to temporarily lower its fee to avoid creating negative total returns for shareholders. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary, Treasurer, Chief Compliance Officer and Trustee to the Trust.
Delray Financial Corporation (“Delray”) has been retained by the Manager to provide sub-advisory services to the Fund. Under a sub-advisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund’s assets. However, the Manager is responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager’s independent judgment regarding the appropriateness of Delray’s investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays Delray a fee out of the investment advisory fees it receives from the Fund.
Weiss Capital Securities, Inc. (the “Distributor”), a registered broker-dealer and wholly-owned subsidiary of the Manager, serves as the Trust’s Distributor.

THE WEISS FUND
Notes to the Financial Statements
(Continued)
PNC Global Investment Servicing (U.S.), Inc. (“PNC”), a member of The PNC Financial Services Group, Inc., serves as the Trust’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PNC also serves as the Trust’s Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund’s portfolio securities and cash. An officer of PNC serves as Assistant Treasurer of the Trust.
Effective December 1, 2008, in addition to the expense limit of 0.72%, the Manager has undertaken to limit fund expenses to avoid creating negative total returns for shareholders. Such expense limitations may fluctuate daily and are voluntary and temporary, not contractual, and may be terminated by the Manager at any time without notice. For the year ended December 31, 2009, the Manager waived all of its fees, which amounted to $721,494, and reimbursed the Fund an additional $263,981, for a total waiver of $985,475. These waivers are not recoupable.
The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Manager. The Fund reimburses the Manager for a portion of her salary allocated to her duties as the CCO of the Fund. The level of reimbursement is reviewed and determined by the Trustees at least annually. For the year ended December 31, 2009, the Fund reimbursed the Manager $12,000 for CCO fees.
Dechert LLP serves as legal counsel to the Trust.
Each non-interested Trustee receives an annual fee of $1,500; $1,250 for each Board meeting attended; and $500 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation directly from the Trust.

4.	Net Assets
At December 31, 2009, the Fund’s net assets consisted of:

Paid in Capital	$97,148,483

5.	Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as Investment Adviser to its clients’ discretionary assets, may use the Fund as an investment vehicle for its clients’ cash assets. As such, there may be large fluctuations in the size of the Fund’s assets based on the Manager’s investment decisions. These fluctuations do not affect Fund performance.

THE WEISS FUND
Notes to the Financial Statements
(Continued)
Transactions in capital shares for the years ended December 31, 2009 and 2008, respectively, are summarized below.

	Year Ended December 31, 2009		Year Ended December 31, 2008
	Shares	Value	Shares	Value
Shares Sold	246,938,393	$246,938,393	306,979,071	$306,979,071
Shares Reinvested	5,922	5,922	1,249,086	1,249,086
Shares Repurchased	(336,884,789)	(336,884,789)	(238,475,358)	(238,475,358)

Net Increase (Decrease)	(89,940,474)	$(89,940,474)	69,752,799	$69,752,799

6.	New Accounting Pronouncement
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through February 18, 2010, the date the financial statements were issued, and has determined that there were the following subsequent events:
On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC, an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.
The Stock Sale includes PNC and PFPC Trust Company and is expected to close in the third quarter of 2010.
On February 18, 2010, the Board of Trustees of The Weiss Fund voted to close the Weiss Treasury Only Money Market Fund to new investments and adopted a plan to liquidate and dissolve the Trust and Fund no later than May 20, 2010. The Fund will continue to process redemptions in the ordinary course until the liquidation date. (See Prospectus Supplement dated February 18, 2010.)

THE WEISS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of The Weiss Fund and Shareholders of
Treasury Only Money Market Fund
Palm Beach Gardens, Florida
We have audited the accompanying statement of net assets of Weiss Treasury Only Money Market Fund (the “Fund”), a series of The Weiss Fund, including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weiss Treasury Only Money Market Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 18, 2010

THE WEISS FUND
Supplemental Information — Fund Management (Unaudited)
Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 430-9617.

			Number of
			Portfolios	Other
			in Fund	Trusteeships/
	Term of Office		Complex	Directorships
Name, (Age), Address and	and Length of	Principal Occupation(s)	Overseen	Held by
Position(s) with Trust	Time Served[1]	During Past 5 Years	by Trustee	Trustee
DISINTERESTED TRUSTEES

Jeffrey Pheterson (57) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Trustee	Trustee since May 4, 2006	Attorney and Shareholder, Ward Damon (April 2009 - present); Attorney and Shareholder, Buckingham, Doolittle & Burroughs, LLP (June 2005 — April 2009); Attorney and Shareholder, Law Offices of Pheterson & Bleau (January 1986 — June 2005).	1	None

Robert Z. Lehrer (75) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Trustee	Trustee since November 30, 1995	President, Wyndmoor Sales Co. Inc. (1985 — present) (textiles).	1	None

Donald Wilk (72) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Trustee	Trustee since November 30, 1995	President, Donald Wilk Corporation (1990 — present) (computer sales and credit card processing).	1	None

OFFICER(S) AND INTERESTED TRUSTEE

Sharon A. Daniels (48) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 President	President since February 10, 2005 Trustee since June 22, 2006	President, The Weiss Fund, (February 2005 — present); President, Weiss Capital Securities, Inc., (June 2004 - Present); President, Weiss Capital Management, Inc. (June 2004 — Present); Vice President, Weiss Research Inc., (February 2001 — June 2004); Group Publisher, Weiss Research, Inc., (February 2000 — February 2003).	1	None

[1]	Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

Number of
			Portfolios	Other
			in Fund	Trusteeships/
	Term of Office		Complex	Directorships
Name, (Age), Address and	and Length of	Principal Occupation(s)	Overseen	Held by
Position(s) with Trust	Time Served[1]	During Past 5 Years	by Trustee	Trustee
OFFICER(S) WHO ARE NOT TRUSTEES

Jeffrey Rano (45) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Secretary and Treasurer	Secretary and Treasurer since February 10, 2005	Executive Vice President, Weiss Capital Management and Weiss Capital Securities (January 2009 — present); Controller, Weiss Group, LLC (December 2006 — present); Financial and Operations Principal, Weiss Capital Securities, Inc. (May 2004 — present); Financial Planning Manager, Weiss Capital Management, Inc. (May 2004 - December 2006); Vice President and Financial and Operations Principal, VeraVest Investments, Inc. (November 2002 — April 2004); Accountant, Allmerica Financial Corporation (November 1993 — April 2004).	N/A	N/A

Faith Imbernon (40) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Chief Compliance Officer	Chief Compliance Officer since August 2, 2007	Chief Compliance Officer, Weiss Capital Management, Inc. (June 2007 — Present); Compliance Officer, Weiss Capital Management, Inc., Weiss Capital Securities, Inc. and the Weiss Fund (March 2006 — June 2007); Self-employed, Real Estate (December 2003 — March 2006); Assistant to Vice President Facilities, America’s Capital Partners (November 2002 — December 2005); Self-employed, Contractor (April 2002 — November 2002); Co- Manager/Principal, Vestin, Inc. (December 2001 - April 2002); Assistant Vice President, American Business Financial Services (January 1998 — December 2001).	N/A	N/A

James Shaw (49) 103 Bellevue Parkway Wilmington, DE 19809 Assistant Treasurer	Assistant Treasurer since November 6, 2008	Vice President of PNC Global Investment Servicing (U.S.), Inc. (since 1995).	N/A	N/A

[1]	Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

THE WEISS FUND
Supplemental Information — Approval of Advisory Agreement (Unaudited)
Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Trust’s Board of Trustees (“Board” or “Trustees”) approved the continuation of certain of those agreements pursuant to which the Fund is provided with investment advisory services by the Manager and Delray during the period covered by this report. (See Note [3].) Overall, the Board concluded that continuation of such agreements would be in the best interests of the Fund and its shareholders, as well as consistent with the expectations of the shareholders of the Fund. In reaching this decision, the Board did not assign relative weights to any factor or deem any one or group of them to be controlling in and of themselves. In accordance with regulations promulgated by the U.S. Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board in approving these contracts, including the Board’s conclusions with respect to these factors, appears below.
Consideration of the Advisory Agreement with the Manager. In reviewing the nature, extent and quality of advisory services provided by the Manager, the Board considered both the performance of the Fund and the various portfolio management, administrative and shareholder services provided by the Manager giving, in each case, due regard to the fact that the Fund is designed to invest U.S. money market instruments, primarily U.S. Treasury securities. The Board concluded that the services provided by the Manager were satisfactory, after giving due regard to the Manager’s commitment to provide oversight of the Fund’s operations and services providers, as well as the experience and background of the advisory, compliance and administrative personnel responsible for providing services to the Fund. The Board also considered the continuity of the Fund’s portfolio management team (including Delray) and the experience of this group. With respect to the performance achieved by the Fund, the Board concluded that the performance of the Fund is satisfactory based on (a) a comparison to the performance of its peer group funds, and (b) after considering steps taken by management to improve the performance of the Fund. In addition, the Board considered the willingness of the Manager to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. The Board also concluded that the level and quality of the services provided to the Fund by the Manager contributed to the satisfactory performance achieved by the Fund and that the continuation of the advisory agreement with the Manager was consistent with the best interests of the Fund and the expectations of its shareholders.
In reviewing the structure of the advisory fee and corollary factors such as the cost of services provided and profitability of the Manager with respect to the Fund, the Board considered information relating to advisory fee revenues and those expenses borne by the Manager, including the fact that the Manager is responsible for the payment of Delray’s subadvisory fee and the Manager’s commitment to cap the Fund’s expenses. The Board also considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s category and the advisory fees charged by the Manager to other non-fund clients. Specifically, the Trustees took into account the fact that due to the expense cap and the subsidy provided by the Manager, the Fund’s expense ratio was comparable to the average expense ratio of its peer group. The Trustees also considered the level of profit realized by the Manager relative to the entrepreneurial risks associated with management of the Fund, and the fact that due to the expense cap in place the Manager was in effect subsidizing a significant portion of the cost of operating the Fund. Based on these factors, as well as the Manager’s continuing commitment to “cap” the expenses of the Fund, the Board concluded that the rate at which the Manager is compensated for its services, and the profits realized by the Manager, are not excessive, particularly in light of the quality of services being provided to the Fund.
During the course of its review of the advisory fees paid by the Fund, the Trustees considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Trustees concluded that, while such economies may be realized in the future, such prospective economies do not warrant reconsideration of the advisory fee structure at this time. The Trustees also considered the character and amount of other incidental benefits received by the Manager and its affiliates from its association with the Fund.
Consideration of the Advisory Agreement with Delray. In considering the nature and quality of the services provided by Delray, the Board considered the fact that Delray’s services are limited to the provision of non-discretionary investment advice. The Board also considered the extensive experience of the personnel responsible for providing these services. While the Board was informed with respect to other accounts managed by Delray, the cost to Delray of providing services under its agreement relating to the Fund, and the relative importance of Delray’s relationship with the Fund to its overall operation, the Board did not consider these matters to be of substantial significance in its deliberations in light of the non-discretionary nature of the agreement with Delray and the fact that Delray’s fee is paid by the Manager and not by the Fund. Rather, the Board concluded that Delray’s services contributed to the satisfactory performance achieved by the Fund and thus that continuation of Delray’s agreement was consistent with the best interests of the Fund and the expectations of its shareholders.

THE WEISS FUND (Unaudited)
QUARTERLY PORTFOLIO SCHEDULES
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.
PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, 2009, is available without charge, upon request by calling 1-800-430-9617 and on the SEC’s website at http://www.sec.gov.

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Officers
Sharon A. Daniels, President
Jeffrey Rano, Secretary and Treasurer
James Shaw, Assistant Treasurer
Faith Imbernon, Chief Compliance Officer
Investment Manager
Weiss Capital Management, Inc.
7111 Fairway Drive
Suite 102
Palm Beach Gardens, FL 33418
Sub-Adviser
Delray Financial Corp.
4521 PGA Blvd.
Suite 265
Palm Beach Gardens, FL 33418
Administrator and Transfer Agent
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Pkwy.
Wilmington, DE 19809
Distributor
Weiss Capital Securities, Inc.
7111 Fairway Drive
Suite 102
Palm Beach Gardens, FL 33418
Counsel
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, MA 02116
This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Annual Report
to Shareholders
December 31, 2009

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that it does not have an “audit committee financial expert” serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert”; as such term is defined by the Securities and Exchange Commission.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,600 for 2009 and $13,000 for 2008.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2008.
Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2009 and $0 for 2008.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2008.

(e)(1)	Before any accountant, including the Accountants, is engaged by the Investment Company to render either audit or non-audit services, such engagement must be approved by the Committee, with the exception of any de minimus engagement meeting applicable requirements. In addition, the Committee must also pre-approve the engagement of any accountant, including the Accountants, by the Investment Company’s investment adviser (not including a subadviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser, if the engagement relates directly to the operations and financial reporting of the Investment Company, with the exception of any de minimus engagement meeting applicable requirements.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) N/A
(c) N/A
(d) N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2009 and $0 for 2008.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))

and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) The Weiss Fund

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels Sharon A. Parker-Daniels, President
(principal executive officer)
Date February 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels Sharon A. Parker-Daniels, President
(principal executive officer)
Date February 26, 2010

By (Signature and Title)*	/s/ Jeffrey S. Rano Jeffrey S. Rano, Treasurer
(principal financial officer)
Date February 26, 2010

*	Print the name and title of each signing officer under his or her signature.